Other Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Analysis of other liabilities
An analysis of other liabilities is as follows:

	June 30, 2013	December 31, 2012
	(millions)
Other current liabilities
Accounts payable	$88	$88
Accrued dividends payable	50	47
Other taxes payable	52	44
Accrued interest payable	37	34
Derivatives	9	—
Other payables	122	114
Total other current liabilities	$358	$327
Other non-current liabilities
Incentives from lessors	$168	$173
Deferred compensation plan liability	97	101
Capital lease obligation	25	28
Other payables	81	73
Total other non-current liabilities	$371	$375
Total other liabilities	$729	$702

	December 31,
	2012	2011
	(millions)
Other current liabilities
Accounts payable	$88	$59
Accrued dividends payable	47	46
Other taxes payable	44	45
Accrued interest payable	34	37
Derivatives	—	7
Other payables	114	88
Total other current liabilities	$327	$282
Other non-current liabilities
Incentives from lessors	$173	$165
Deferred compensation plan liability	101	106
Capital lease obligation	28	26
Other payables	73	66
Total other non-current liabilities	$375	$363
Total other liabilities	$702	$645